DEBT (Tables)	12 Months Ended
Dec. 31, 2021
DEBT
Schedule of debt

($ thousands)	December 31, 2021	December 31, 2020
Current:
Senior notes	$100,600	$81,600
Long-term:
Term loan	397,971	—
Senior notes	203,200	303,800
Total debt	$701,771	$385,400

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	$200,000	$105,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	$20,000	$20,000
May 15, 2012	May 15 and Nov 15	3 equal annual installments beginning May 15, 2022	4.40%	$355,000	$178,800
		Total carrying value at December 31, 2021			$ 303,800